Financial instruments, Interest risk (Details) - GBP (£)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Oxford Finance Agreement [Member] | LIBOR [Member]
Interest risk [Abstract]
Borrowings, interest rate	8.85%	8.85%
Oxford Finance Agreement [Member] | LIBOR [Member] | Bottom of Range [Member]
Interest risk [Abstract]
Borrowings, interest rate	9.01%	9.01%
Oxford Finance Agreement [Member] | LIBOR [Member] | Top of Range [Member]
Interest risk [Abstract]
Borrowings, interest rate	12.01%	12.01%
Pharmakon loan agreement [Member]
Interest risk [Abstract]
Borrowings, interest rate		0.00%
Interest Rate Risk [Member]
Financial assets [Abstract]
Financial assets	£ 332,539,000	£ 237,886,000
Financial liabilities [Abstract]
Financial liabilities	0	37,226,000
Interest Rate Risk [Member] | Interest Bearing Loans and Borrowings [Member]
Financial liabilities [Abstract]
Financial liabilities	0	37,226,000
Interest Rate Risk [Member] | Cash and Cash Equivalents [Member]
Financial assets [Abstract]
Financial assets	332,539,000	237,886,000
Bank of England Base Rate + 0.5% Percentage Points [Member]
Interest risk [Abstract]
Increase (decrease) net annual interest income	1,663,000	1,189,000
Bank of England Base Rate - 0.5% Percentage Points [Member]
Interest risk [Abstract]
Increase (decrease) net annual interest income	£ (1,663,000)	£ (1,189,000)